As filed with the Securities and Exchange Commission on November 2, 2009

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 11	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on November 4, 2009 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on July 22, 2009. This Post-Effective Amendment No. 11 is filed solely for the purpose of designating November 4, 2009 as the new effective date of Post-Effective Amendment No. 3, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 6 to the Trust’s Registration Statement filed October 2, 2009 and Post-Effective Amendment No. 9 to the Trust’s Registration Statement filed October 21, 2009. This Amendment does not affect the currently effective prospectuses and statement of additional information for series and classes of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 2nd day of November, 2009.

PIMCO ETF TRUST (Registrant)
By:
Brent R. Harris**, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	November 2, 2009

William J. Popejoy*	Trustee	November 2, 2009

Vern O. Curtis*	Trustee	November 2, 2009

E. Philip Cannon*	Trustee	November 2, 2009

J. Michael Hagan*	Trustee	November 2, 2009

Richard M. Weil***	Trustee	November 2, 2009

Ronald C. Parker****	Trustee	November 2, 2009

Brent R. Harris**	President (Principal Executive Officer)	November 2, 2009

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	November 2, 2009

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
**	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
***	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
****	Pursuant to power of attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-155395 on August 17, 2009.